THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
 AUGUST 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
         CONFIDENTIAL TREATMENT EXPIRED ON OR BEFORE FEBRUARY 14, 2002.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001

                Check here if Amendment [x]; Amendment Number: 2

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
---------------------------------------------
(Signature)

New York, New York
---------------------------------------------
(City, State)

May 28, 2003
---------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $421,911 (thousands)

The 21 entries reported on the Information Table attached to this Amendment No.2 are positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F, as previously amended. Including the positions previously reported publicly, the Manager reports that as of June 30, 2001, it exercised investment discretion over an aggregate of 28 Section 13(f) securities valued at $465,098 (thousands).

List of Other Included Managers:

     None

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
                                                               AMENDMENT NO.2 TO FORM 13F
                                                                                                                    (SEC USE ONLY)
QTR ENDED: 6/30/01                                      Name of Report Manager:  Sandell Asset Management

        Item 1:                Item 2 :      Item 3:    Item 4:   Item 5:     Item 6:    Item 7:                Item 8:
     Name of Issuer         Title of Class   CUSIP      Fair      Shares or  Investment Managers        Voting Authority (Shares)
                                             Number     Market    Principal  Discretion   See     (a) Sole    (b) Shared   (c) None
                                                        Value     Amount                Instr. V
                                                       (X$1000)
#American General Corp.          COM.       026351-10-6  16,258     350,000 SH  SOLE                 350,000
*Bancwest Corp.                  COM.       059790-10-5  27,204     790,800 SH  SOLE                 790,800
#C.R. Bard Inc.                  COM.       067383-10-9  12,814     225,000 SH  SOLE                 225,000
*Canadian Pacific Ltd            COM.       135923-10-0  15,485     400,000 SH  SOLE                 400,000
*Georgia Pac Corp (Timber Group) COM.       373298-70-2   1,040      29,100 SH  SOLE                  29,100
*Gulf Canada Resources Inc.      COM.       40218L-30-5  77,081   9,508,000 SH  SOLE               9,508,000
*Homesteke Mining                COM.       437614-10-0   2,376     300,000 SH  SOLE                 300,000
*Houghton Mifflin                COM.       441560-10-9  45,616     761,150 SH  SOLE                 761,150
*HS Resources Inc.               COM.       404297-10-3   3,240      50,000 SH  SOLE                  50,000
*IBP Inc.                        COM.       449223-10-6  20,357     806,200 SH  SOLE                 806,200
*Marine Drilling Companies Inc.  COM.       568240-20-4   4,216     220,600 SH  SOLE                 220,600
*Nova Corp.                      COM.       669784-10-0  46,599   1,481,700 SH  SOLE               1,481,700
#Ralston Purina Group            COM.       751277-30-2   1,351      45,000 SH  SOLE                  45,000
*Rogers Wireless Commun In.
   CL B Non Vtg                  COM. CL B  775315-10-4  19,298   1,120,000 SH  SOLE                                       1,120,000
*Rosetta Inpharmatics            COM.       777777-10-3   2,753     177,600 SH  SOLE                 177,600
*Structual Dynamics Research      COM.       863555-10-8   2,450     100,000 SH  SOLE                 100,000
*Tosco Corp.                     COM.       891490-30-2  13,215     300,000 SH  SOLE                 300,000
*Tyco Oct 50 Put                 PUT        902124-95-6     351       1,350 PUT SOLE                   1,350
*Tyson Foods Inc.                COM. CL A  902494-10-3   1,842     200,000 SH  SOLE                 200,000
#Ultramar Diamond Shamrock       COM.       904000-10-6  92,147   1,950,200 SH  SOLE               1,950,200
#Wisconsin Central Transport     COM.       976592-10-5  16,218     969,400 SH  SOLE                 969,400

                                  Value Total:         $421,911

                                  Entry Total:               21


# Confidential Treatment expired on February 14, 2002

* Confidential Treatment expired on November 14, 2001

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